Consolidated Statements of Income (USD $) In Thousands, except Per Share data, unless otherwise specified	3 Months Ended									9 Months Ended		12 Months Ended			24 Months Ended
	Sep. 30, 2013	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Sep. 30, 2013	Sep. 30, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2010
Interest income:
Loans, including fees	$ 4,379		$ 4,548							$ 13,202	$ 13,804	$ 18,361	$ 19,110	$ 19,851
Investment securities-taxable	784		853							2,096	3,194	3,832	6,291	7,376
Investment securities-non taxable	294		226							780	475	725	51	190
Other short term investments	8		10							25	31	84	74	94
Total interest income	5,474	5,468	5,650	5,840	6,044	6,238	6,382	6,466	6,440	16,127	17,534	23,002	25,526	27,511
Interest expense:
Deposits	425		738							1,395	2,473	3,122	4,573	6,281
Securities sold under agreement to repurchase	9		8							27	26	35	40	60
Other borrowed money	470		575							1,433	1,746	2,271	2,596	3,033
Total interest expense	904		1,321							2,855	4,245	5,428	7,209	9,374
Net interest income	4,570	4,285	4,329	4,451	4,509	4,616	4,628	4,619	4,454	13,272	13,289	17,574	18,317	18,137
Provision for loan losses	129	80	115	71	230	310	360	390	360	379	416	496	1,420	1,878
Net interest income after provision for loan losses	4,441		4,214							12,893	12,873	17,078	16,897	16,259
Non-interest income:
Deposit service charges	387		395							1,115	1,159	1,562	1,810	1,875
Mortgage origination fees	770		1,393							2,968	2,993	4,242	1,973	1,034
Investment advisory fees and non-deposit commissions	279		183							695	492	651	767	501
Gain on sale of securities	4	88	(35)	(38)	11	301	133	7	134	152	(62)	26	575	827
Gain (loss) on sale of other assets	(23)		(22)							7	(8)	(89)	(155)	35
Other-than-temporary-impairment write-down on securities					(200)	(243)	(50)		(4)		(200)	(200)	(297)	(1,560)	(13,500)
Fair value loss adjustments	0		(20)							(2)	(57)	(58)	(166)	(581)
Loss on early extinguishment of debt										(141)	(121)	(217)	(188)
Other	524		508							1,525	1,524	2,038	1,966	1,713
Total non-interest income	1,941		2,402							6,319	5,720	7,955	6,285	3,844
Non-interest expense:
Salaries and employee benefits	2,948		2,874							8,934	8,179	11,152	9,520	8,942
Occupancy	343		352							1,023	1,032	1,358	1,289	1,229
Equipment	310		307							907	877	1,168	1,147	1,162
Marketing and public relations	106		73							311	367	478	452	402
FDIC Insurance assessments	108		117							309	497	597	889	1,003
Other real estate expense	189		173							395	559	1,010	840	823
Amortization of intangibles	32		51							128	153	204	517	621
Other	921		876							2,712	2,679	3,478	3,747	3,502
Total non-interest expense	4,957		4,823							14,719	14,343	19,445	18,401	17,684
Net income before tax	1,425	1,338	1,793	1,327	1,130	1,565	1,398	1,020	798	4,493	4,250	5,588	4,781	2,419
Income taxes (benefit)	379		573							1,206	1,303	1,620	1,457	565
Net income	1,046	1,021	1,220	928	799	1,071	957	726	570	3,287	2,947	3,968	3,324	1,854
Preferred stock dividends			339	168	169	168	167	168	167		557	557	670	664
Preferred stock redemption costs			119								119	119
Net income available to common shareholders	$ 1,046	$ 1,021	$ 881	$ 760	$ 630	$ 903	$ 790	$ 558	$ 403	$ 3,287	$ 2,271	$ 3,292	$ 2,654	$ 1,190
Basic earnings per common share (in dollars per share)	$ 0.20	$ 0.20	$ 0.19	$ 0.23	$ 0.19	$ 0.27	$ 0.24	$ 0.17	$ 0.12	$ 0.62	$ 0.60	$ 0.79	$ 0.81	$ 0.36
Diluted earnings per common share (in dollars per share)	$ 0.20	$ 0.19	$ 0.19	$ 0.23	$ 0.19	$ 0.27	$ 0.24	$ 0.17	$ 0.12	$ 0.62	$ 0.60	$ 0.79	$ 0.81	$ 0.36